Schedule of Investments (unaudited) January 31, 2021	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
County of Jefferson Alabama Sewer Revenue, Refunding RB, Series D, Sub Lien, 7.00%, 10/01/51	$1,115	$1,322,446
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	250	294,535
Series B1, (AGM), 3.00%, 06/01/50	160	169,048

		1,786,029

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, 4.63%, 06/01/23	50	50,082

Arizona — 2.0%
Industrial Development Authority of the City of Phoenix, RB, 5.00%, 07/01/59	465	514,546
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	230	266,892
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	1,000	1,453,410

		2,234,848

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	835	920,112

California — 4.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/36	350	353,769
California Health Facilities Financing Authority Refunding RB, 5.00%, 08/01/50	435	521,926
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	400	444,544
Series A, 4.00%, 04/01/45	230	267,541
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	45	49,557
Series A, 5.25%, 08/15/49	115	123,510
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	475	507,414
California School Finance Authority, Refunding RB, Series A, 5.00%, 07/01/51(a)	500	575,180
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	915	1,032,577
Series I, 5.00%, 11/01/38	240	270,317
Golden State Tobacco Securitization Corp., Refunding RB, Series A-2, 5.00%, 06/01/47	880	915,341
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(b)	110	127,901

		5,189,577

Colorado — 1.7%
Colorado Housing and Finance Authority RB, Class I, 2.55%, 10/01/55	310	314,523
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,505,703

		1,820,226

Security	Par (000)	Value

District of Columbia — 1.2%
District of Columbia, TA, 5.13%, 06/01/41	$690	$700,902
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	530	602,419

		1,303,321

Florida — 2.5%
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 4.00%, 10/01/49	330	376,725
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	475	203,043
Series A-2, 0.00%, 10/01/47	460	189,893
Series A-2, 0.00%, 10/01/48	325	129,051
Series A-2, 0.00%, 10/01/49	265	101,630
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(b)	950	995,049
Village Community Development District No.10, SAB, 5.13%, 05/01/43	685	714,770

		2,710,161

Georgia — 4.5%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	160	190,234
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	1,780	2,766,440
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	535	611,666
4.00%, 01/01/59	1,010	1,137,492
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	200	228,464

		4,934,296

Illinois — 11.8%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	490	548,070
Series D, 5.00%, 12/01/46	635	703,690
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	215	254,812
Series D, 5.00%, 12/01/27	280	348,538
Series D, 5.00%, 12/01/31	150	181,790
Series F, 5.00%, 12/01/22	205	220,808
Series G, 5.00%, 12/01/44	150	174,252
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	330	344,038
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	500	534,025
Cook County Community College District No.508, GO, 5.50%, 12/01/38	245	274,020
Illinois Finance Authority, Refunding RB
Series A, 5.00%, 11/15/21(b)	305	316,685
Series A, 4.00%, 05/15/50	260	303,688
Series C, 5.00%, 02/15/41	1,600	1,931,920
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	340	396,573
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	350	386,977
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/44(c)	2,980	1,479,749

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB (b)
5.50%, 06/01/21	$175	$178,115
6.00%, 06/01/21	940	958,424
State of Illinois, GO 5.00%, 03/01/37	455	474,178
Series A, 5.00%, 04/01/35	1,000	1,080,400
Series A, 5.00%, 04/01/38	1,135	1,224,290
Series D, 5.00%, 11/01/28	165	196,206
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	60	72,690
University of Illinois, RB, Series A, 5.00%, 04/01/44	310	350,077

		12,934,015

Indiana — 3.8%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	245	268,910
AMT, 7.00%, 01/01/44	1,090	1,190,302
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	1,020	1,053,058
Series A, AMT, 5.00%, 07/01/44	140	150,361
Series A, AMT, 5.00%, 07/01/48	465	499,326
Series A, AMT, 5.25%, 01/01/51	125	134,886
Indiana Finance Authority, Refunding RB, 4.75%, 03/01/22(b)	350	367,563
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	400	436,052

		4,100,458

Iowa — 2.3%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	145	162,754
5.88%, 12/01/26	130	134,417
Series B, 5.25%, 12/01/50(d)	890	997,085
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,150	1,184,730

		2,478,986

Kansas — 1.0%
Kansas City Industrial Development Authority, ARB, AMT, (AGM), 4.00%, 03/01/57	975	1,115,361

Kentucky — 5.1%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(b)	325	356,557
Kentucky Economic Development Finance Authority, Refunding RB, Series B, (NPFGC), 0.00%, 10/01/24(c)	5,000	4,716,150
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(e)	375	442,725

		5,515,432

Louisiana — 1.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	255	255,520
Series A, 5.25%, 05/15/31	270	273,151
Series A, 5.25%, 05/15/32	345	362,960

Security	Par (000)	Value

Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued)
Series A, 5.25%, 05/15/33	$375	$394,504
Series A, 5.25%, 05/15/35	160	174,517

		1,460,652

Maryland — 0.8%
Maryland Community Development Administration RB
Series E, (FHA 542(C)), 2.35%, 07/01/45	260	259,675
Series E, (FHA 542(C)), 2.50%, 07/01/50	610	610,250

		869,925

Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	540	602,078
Massachusetts Housing Finance Agency RB, Series D-1, 2.55%, 12/01/50	120	121,685

		723,763

Michigan(b) — 2.2%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22	1,925	2,064,408
Michigan Finance Authority, RB, Series C-1, Senior Lien, 5.00%, 07/01/22	275	293,945

		2,358,353

Minnesota — 1.6%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,190	1,326,398
Series A, 5.25%, 02/15/58	400	474,700

		1,801,098

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	80	84,884
St Louis County Industrial Development Authority, Refunding RB, 5.00%, 09/01/37	500	572,050

		656,934

Nebraska — 0.7%
Central Plains Energy Project, RB 5.25%, 09/01/37	260	279,786
5.00%, 09/01/42	455	487,819

		767,605

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	490	513,368
Series C, AMT, 4.88%, 11/01/42	285	300,279

		813,647

New Jersey — 12.4%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	320	343,328
5.25%, 11/01/44	610	651,303
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(f)(g)	645	12,900

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Economic Development Authority, RB
Series EEE, 5.00%, 06/15/43	$1,540	$1,864,555
AMT, 5.13%, 09/15/23	840	888,863
AMT, 5.38%, 01/01/43	500	546,425
New Jersey Economic Development Authority, Refunding RB, Series BBB, 5.50%, 06/15/31	775	953,599
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	705	743,888
New Jersey Housing & Mortgage Finance Agency Refunding RB, Series A, (FHLMC), 2.30%, 11/01/40	500	500,780
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(b)	575	586,391
Series A, 5.00%, 06/15/28	500	597,695
Series AA, 4.00%, 06/15/45	370	427,172
Series AA, 5.00%, 06/15/45	415	471,880
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	790	804,481
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(b)	165	182,855
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	450	566,208
Series A, 5.25%, 06/01/46	1,065	1,303,847
Sub-Series B, 5.00%, 06/01/46	1,755	2,089,134

		13,535,304

New York — 16.1%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	500	560,835
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	844,200
Metropolitan Transportation Authority, Refunding RB, Series C-1, 4.75%, 11/15/45	610	737,844
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46	150	169,694
New York City Housing Development Corp. RB, Series I-1, (FHA), 2.65%, 11/01/50	2,525	2,585,802
New York City Housing Development Corp., RB, M/F Housing
Series A, 3.00%, 11/01/55	945	979,171
Series C-1A, 4.20%, 11/01/44	1,500	1,581,795
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	615	657,109
3.00%, 03/01/49	475	499,776
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series E-1, 5.00%, 02/01/42	770	806,483
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	600	609,696
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	1,365	1,481,298
Series 2, Class 2, 5.15%, 11/15/34	105	115,178
Series 2, Class 2, 5.38%, 11/15/40	265	291,553
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	350	413,059
New York State Housing Finance Agency, RB, M/F Housing, Series L-1, (SONYMA), 2.60%, 11/01/50	635	651,974

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/45	$805	$933,140
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,000	1,135,320
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	120	149,118
AMT, 5.00%, 10/01/40	340	419,580
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/40(h)	1,350	1,612,615
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	265	292,171

		17,527,411

North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Series A, 4.00%, 10/01/45	195	216,105
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(b)	185	186,125

		402,230

Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,125	1,311,334
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 11/01/44	450	486,365
County of Franklin Ohio, RB
Series A, 6.13%, 07/01/22(b)	15	16,279
Series A, 6.13%, 07/01/40	195	208,092
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	500	584,325
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	250	280,120

		2,886,515

Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	390	459,330
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/45	585	620,685

		1,080,015

Oregon — 0.9%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	395	219,798
Oregon State Facilities Authority, RB, (AGM), 5.00%, 07/01/22(b)	715	752,308

		972,106

Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
Subordinate, 5.00%, 05/01/28	90	101,284
Subordinate, 5.13%, 05/01/32	100	116,058
Subordinate, 5.38%, 05/01/42	145	166,434
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	200	207,802
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	650	748,085
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	480	510,101

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/44	$490	$576,774
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/46	1,085	1,272,596
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	402,929

		4,102,063

Puerto Rico — 5.9%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	395	399,799
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	830	874,762
Series A, Senior Lien, 5.13%, 07/01/37	240	253,927
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	647	724,116
Series A-1, Restructured, 5.00%, 07/01/58	2,509	2,849,371
Series A-2, Restructured, 4.33%, 07/01/40	345	381,353
Series A-2, Restructured, 4.78%, 07/01/58	567	635,414
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,190	376,338

		6,495,080

Rhode Island — 2.7%
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	320	341,776
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	830	882,058
Series B, 5.00%, 06/01/50	1,580	1,708,327

		2,932,161

South Carolina — 3.5%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	680	817,734
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	335	405,682
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	1,235	1,434,341
Series E, 5.50%, 12/01/53	500	568,420
South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	540	648,427

		3,874,604

South Dakota — 0.6%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	550	636,642

Tennessee — 0.4%
Chattanooga Health Educational & Housing Facility Board, RB, Series A, 5.25%, 01/01/23(b)	440	482,764

Texas — 7.1%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	175	168,427
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(b)	115	125,654
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	135	142,511
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	230	256,059

Security	Par (000)	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(b)	$145	$163,856
Harris County-Houston Sports Authority, Refunding RB, CAB, Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38(c)	4,750	2,204,760
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/37(c)	4,485	2,448,003
North Texas Tollway Authority, RB, CAB, Series B, 0.00%, 09/01/31(b)(c)	640	351,309
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	565	656,971
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(h)	115	157,998
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	450	511,308
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/40	500	235,305
0.00%, 08/01/42	855	362,118

		7,784,279

Vermont — 0.5%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	480	511,598

Virginia — 2.6%
Ballston Quarter Community Development Authority, TA
Series A, 5.00%, 03/01/26	165	167,886
Series A, 5.13%, 03/01/31	320	323,872
Virginia Housing Development Authority, RB, M/F Housing, Series 1, (GNMA/FNMA/FHLMC), 2.55%, 11/01/50	660	680,823
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	250	266,703
AMT, Senior Lien, 6.00%, 01/01/37	1,320	1,420,927

		2,860,211

Washington — 1.0%
Port of Seattle Washington, ARB, Series C, AMT, 5.00%, 04/01/40	235	270,182
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(b)	715	791,648

		1,061,830

Wisconsin — 0.1%
Public Finance Authority, RB, Series A, 5.00%, 11/15/41	60	71,273

Total Municipal Bonds — 113.3% (Cost: $110,938,533)		123,760,967

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 4.6%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	2,000	2,366,680
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	2,160	2,637,317

		5,003,997

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(j)	$1,130	$1,275,341
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	1,180	1,321,859

		2,597,200

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	520	590,377

Florida — 1.8%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	1,751	2,024,507

Georgia — 1.1%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,025	1,174,434

Idaho — 1.4%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	1,330	1,510,242

Illinois — 2.1%
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,318,918

Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,125	1,247,647

Massachusetts — 2.0%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,305	1,424,643
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(b)	720	745,044

		2,169,687

Michigan — 3.4%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,248	1,436,773
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	2,117	2,314,411

		3,751,184

New Jersey — 0.8%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%, 12/01/50	827	862,669

New York — 12.4%
Hudson Yards Infrastructure Corp., RB
5.75%, 02/15/21(j)	116	116,193
5.75%, 02/15/47	71	71,479
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,460	1,646,515
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C, 3.00%, 05/01/46	3,020	3,281,922
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,375	3,521,005

Security	Par (000)	Value

New York (continued)
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	$2,030	$2,112,188
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,575	1,796,256
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	810	967,423

		13,512,981

North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(b)	800	971,872
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48	677	739,303

		1,711,175

Pennsylvania — 6.8%
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(j)	2,502	2,901,404
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,718,567
Pennsylvania Turnpike Commission, Refunding RB, Sub- Series B-2, (AGM), 5.00%, 06/01/35	1,280	1,577,549
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,223,154

		7,420,674

Rhode Island — 1.6%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,531	1,721,671

Texas — 2.8%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	975	1,045,660
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(b)	780	855,356
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(b)	1,080	1,119,388

		3,020,404

Virginia(j) — 2.2%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57	1,413	1,808,961
Series A, Senior Lien, 4.00%, 07/01/60	495	586,550

		2,395,511

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	$1,161	$1,341,324

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.8% (Cost: $49,838,308)		54,374,602

Total Long-Term Investments — 163.1% (Cost: $160,776,841)		178,135,569

	Shares

Short-Term Securities

Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	4,142,036	4,142,864

Total Short-Term Securities — 3.8% (Cost: $4,142,829)		4,142,864

Total Investments — 166.9% (Cost: $164,919,670)		182,278,433

Liabilities in Excess of Other Assets — (0.7)%		(740,881)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.9)%		(29,430,256)

VMTP Shares at Liquidation Value — (39.3)%		(42,900,000)

Net Assets Applicable to Common Shares — 100.0%		$109,207,296

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	When-issued security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $6,326,272.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,394,299	$2,748,412	(a)	$—	$118	$35	$4,142,864	4,142,036	$224	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	34	03/22/21	$4,659	$34,210
Long U.S. Treasury Bond	18	03/22/21	3,037	117,849

				$152,059

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$123,760,967	$—	$123,760,967
Municipal Bonds Transferred to Tender Option Bond Trusts	—	54,374,602	—	54,374,602
Short-Term Securities
Money Market Funds	4,142,864	—	—	4,142,864

	$4,142,864	$178,135,569	$—	$182,278,433

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$152,059	$—	$—	$152,059

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(29,418,470)	$—	$(29,418,470)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

	$—	$(72,318,470)	$—	$(72,318,470)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

Portfolio Abbreviation (continued)

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Strategic Municipal Trust (BSD)

Portfolio Abbreviation (continued)

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

TA	Tax Allocation

8